Borrowings - Short-term bank borrowings (Details) ¥ in Thousands, kr in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2021 SEK (kr)	Dec. 31, 2024	Jun. 30, 2024 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)
Short-term bank borrowings
Weighted average interest rate		3.00%
Loan from Industrial Bank
Short-term bank borrowings
Amount of debt				¥ 147,000
Interest rate				3.52%
Loan from Bank of Industrial and Commercial
Short-term bank borrowings
Amount of debt			¥ 30,000
Interest rate			3.00%
ZTE | Facility agreement with Bank of China
Short-term bank borrowings
Term of short term borrowings	1 year
Maximum borrowing capacity	kr 585.5				¥ 447,483
Type of variable interest rate	zk:StockholmInterbankOfferedRateMember
Spread on variable interest rate	2.00%